PROPERTY, PLANT AND EQUIPMENT (Details 2)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Buildings [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	33 years	34 years
Machinery [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	20 years	18 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	11 years	12 years
Other property, plant and equipment [member]
IfrsStatementLineItems [Line Items]
Average estimated useful lives	10 years	9 years